December 27, 2004


United States Securities Exchange Commission                 Via EDGAR
c/o Thomas A. Jones, Esq.                                    and Federal Express
450 Fifth Street NW.
Washington, D.C.  20549

          RE:     Biotel Inc. (the "Company")
                  Amendment No. 2 to Registration Statement on Form 10-SB Filed December 27, 2004
                  File No. 0-50914

Ladies and Gentlemen:

          In connection with the Company's filing of Amendment No. 2 to Registration Statement on Form 10-SB on December 27, 2004, the Company makes the following acknowledgements:

     o The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

     o Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     o The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

          Please contact me if you should have any questions.

                                                Sincerely,




                                                By  /s/ B. Steven Springrose
                                                    ----------------------------
                                                    B. Steven Springrose, CEO